Financial Risk Management Objectives and Policies (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial assets
Marketable securities held in trust account	$ 15,196
Trade and other receivables	4,670	4,625		4,502
Other current financial assets	629	1,213		928
Cash and cash equivalents	2,604	7,312		11,926
Total financial assets current	23,099	13,150
Non-current
Non-current financial assets	472	480
Total financial assets	23,571	13,630
Financial liabilities Current
Trade and other payables, excluding deferred government grants	19,579	11,292	[1]
Interest-bearing loans and borrowings	17,216	28,735		26,606
Advances from customers
Total financial current liabilities	61,726	41,100
Non-current
Interest bearing loans and borrowings	42,147	29,808		22,598
Loan from shareholders	15,188
Convertible preference shares		56,854		123,468
Trade and other payables, excluding deferred government grants	282	225
Contingent settlement provision		307		$ 237
Total financial liabilities	94,412	127,221	[1]
Financial liabilities at fair value through profit or loss [Member]
Financial assets
Marketable securities held in trust account
Trade and other receivables
Other current financial assets
Cash and cash equivalents
Total financial assets current
Non-current
Non-current financial assets
Total financial assets
Financial liabilities Current
Trade and other payables, excluding deferred government grants
Interest-bearing loans and borrowings
Total financial current liabilities
Non-current
Interest bearing loans and borrowings
Loan from shareholders
Convertible preference shares		56,854
Trade and other payables, excluding deferred government grants
Contingent settlement provision
Total financial liabilities		56,854
Other financial liabilities at amortized cost [Member]
Financial assets
Marketable securities held in trust account
Trade and other receivables
Other current financial assets
Cash and cash equivalents
Total financial assets current
Non-current
Non-current financial assets
Total financial assets
Financial liabilities Current
Trade and other payables, excluding deferred government grants	19,579	11,292
Interest-bearing loans and borrowings	42,147	29,808
Total financial current liabilities	61,726	41,100
Non-current
Interest bearing loans and borrowings	17,216	28,735
Loan from shareholders	15,188
Convertible preference shares
Trade and other payables, excluding deferred government grants	282	225
Contingent settlement provision		307
Total financial liabilities	94,412	70,367
Loans and receivables [Member]
Financial assets
Trade and other receivables		4,625
Other current financial assets		1,213
Cash and cash equivalents		7,312
Total financial assets current		13,150
Non-current
Non-current financial assets		480
Total financial assets		13,630
Financial liabilities Current
Trade and other payables, excluding deferred government grants
Interest-bearing loans and borrowings
Total financial current liabilities
Non-current
Interest bearing loans and borrowings
Convertible preference shares
Trade and other payables, excluding deferred government grants
Contingent settlement provision
Total financial liabilities
Amortized Costs [Member]
Financial assets
Marketable securities held in trust account	15,196
Trade and other receivables	4,670
Other current financial assets	629
Cash and cash equivalents	2,604
Total financial assets current	23,099
Non-current
Non-current financial assets	472
Total financial assets	23,571
Financial liabilities Current
Trade and other payables, excluding deferred government grants
Interest-bearing loans and borrowings
Total financial current liabilities
Non-current
Interest bearing loans and borrowings
Loan from shareholders
Trade and other payables, excluding deferred government grants
Total financial liabilities

[1]	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.